7. Note Payable (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Repayment of note payable	$ 2,464	$ 3,984	$ 96,801	$ 7,041
Note Payable 1 [Member]
Debt issuance date	Apr. 01, 2016		Sep. 28, 2015
Debt face amount	$ 25,000		$ 150,000
Repayment of note payable			$ 150,000
Debt maturity date	Jun. 30, 2019
Debt interest rate	6.00%		10.00%
Accrued interest	$ 4,880	3,380
Note payable balance			$ 0
Note Payable 2 [Member]
Debt issuance date			Apr. 01, 2016
Debt face amount			$ 25,000
Debt maturity date			Jun. 30, 2019
Debt interest rate			6.00%
Accrued interest	$ 10,000	10,000	$ 4,130	2,630
Note Payable 3 [Member]
Debt issuance date	Apr. 13, 2018		Apr. 07, 2016
Debt face amount	$ 150,000		$ 75,000
Debt maturity date	Dec. 31, 2018		Sep. 30, 2018
Debt interest rate	15.00%
Accrued interest	$ 22,500	$ 22,500
Note payable balance	$ 150,000		$ 0	20,000
Note Payable 4 [Member]
Debt issuance date			Dec. 20, 2017
Debt face amount			$ 10,000
Note payable balance			$ 10,000	$ 10,000
Note Payable 5 [Member]
Debt issuance date			Apr. 13, 2018
Debt face amount			$ 150,000
Debt interest rate			15.00%